American Century Variable Portfolios, Inc.
Statement of Additional Information Supplement

VP Balanced Fund ¡ VP Capital Appreciation Fund
VP Income & Growth Fund ¡ VP International Fund
VP Large Company Value Fund ¡ VP Mid Cap Value Fund
VP Ultra(R) Fund ¡ VP Value Fund ¡ VP VistaSM Fund

Supplement dated December 11, 2010 ¡ Statement of Additional Information dated May 1, 2010

The following replaces the Accounts Managed section on pages 47-48.

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on performance of the account.

Accounts Managed (As of December 31, 2009)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Phil Davidson	Number of Accounts	11	2	1
	Assets	$10.3 billion(1)	$131.7 million	$105.6 million
Bradley J. Eixmann	Number of Accounts	6	0	1
	Assets	$3.2 billion(2)	N/A	$90.4 million
Robert V. Gahagan	Number of Accounts	17	2	2
	Assets	$13.8 billion(3)	$149.4 million	$856.7 million
Rajesh Gandhi	Number of Accounts	5	0	1
	Assets	$2.4 billion(4)	N/A	$175.4 million
Brian Garbe(5)	Number of Accounts	6	0	1
	Assets	$2.7 billion(6)	N/A	$1.8 million
Brendan Healy	Number of Accounts	7	1	3
	Assets	$2.3 billion(7)	$198.5 million	$125.8 million
David Hollond	Number of Accounts	3	0	1
	Assets	$3.4 billion(8)	N/A	$1.9 million
Brian Howell	Number of Accounts	16	2	2
	Assets	$12.2 billion(3)	$149.4 million	$856.7 million
Keith Lee	Number of Accounts	3	0	0
	Assets	$8.0 billion(9)	N/A	N/A

Accounts Managed (As of December 31, 2009) — continued
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Michael Li	Number of Accounts	3	0	0
	Assets	$8.0 billion(9)	N/A	N/A
Michael Liss	Number of Accounts	11	2	1
	Assets	$10.3 billion(1)	$131.7 million	$105.6 million
G. David MacEwen	Number of Accounts	8	1	2
	Assets	$5.0 billion(3)	$34.2 million	$856.7 million
William Martin	Number of Accounts	7	1	3
	Assets	$4.0 billion(3)	$34.2 million	$13.9 million
Claudia Musat(5)	Number of Accounts	8	1	2
	Assets	$5.4 billion(10)	$33.4 million	$4.0 million
Alexander Tedder	Number of Accounts	5	0	1
	Assets	$2.4 billion(4)	N/A	$175.4 million
Matt Titus(11)	Number of Accounts	5	0	3
	Assets	$1.6 billion(12)	N/A	$78.6 million
Kevin Toney	Number of Accounts	11	2	1
	Assets	$10.3 billion(1)	$131.7 million	$105.6 million
Bryan Unterhalter	Number of Accounts	6	0	0
	Assets	$3.1 billion(13)	N/A	N/A
Greg Walsh	Number of Accounts	2	0	0
	Assets	$2.5 billion(8)	N/A	N/A

1	Includes $298.5 million in VP Mid Cap Value and $1.2 billion in VP Value.

2	Includes $32.2 million in VP Vista.

3	Includes $123.2 million in VP Balanced.

4	Includes $342.1 million in VP International.

5
This individual became a portfolio manager for additional accounts on December 10, 2010. Information is provided as of December 6, 2010, and is presented as if he or she was a portfolio manager for such accounts on that date.

6	Includes $255.5 million in VP Income & Growth.

7	Includes $6.2 million in VP Large Company Value.

8	Includes $265.5 million in VP Capital Appreciation.

9	Includes $251.4 million in VP Ultra.

10	Includes $117.1 million in VP Balanced and $255.5 million in VP Income & Growth.

11	Information is provided as of September 28, 2010.

12	Includes $6.4 million in VP Large Company Value.

13	Information is provided as of February 19, 2010. Includes $31.7 million in VP Vista.

The following replaces the Ownership of Securities section on page 51.

Ownership of Securities

As of December 31, 2009, the funds’ most recent fiscal year end, the portfolio managers did not beneficially own shares of the VP funds they manage. As of February 19, 2010, when Mr. Unterhalter became a portfolio manager for VP Vista, he did not beneficially own shares of the fund. As of June 22, 2010, when Claudia Musat became a portfolio manager for VP Balanced, she did not beneficially own shares of the fund. As of September 28, 2010, when Mr. Titus became a portfolio manager for VP Large Company Value, he did not beneficially own shares of the fund. As of December 10, 2010, when Mr. Garbe and Ms. Musat became portfolio managers for VP Income & Growth, they did not beneficially own shares of the fund. These portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category and are not expected to invest in each such fund.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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